INCOME TAXES (Details 3)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Income tax rate applicable to the entity and its subsidiaries registered outside the PRC that are deemed resident enterprises (as a percent)	25.00%
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)	10.00%